Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

December 18, 2017

Via EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Registrant”)

Highland Resolute Fund (the “Fund”)

File Nos. 33-72424, 811-8194

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement dated December 12, 2017, to the prospectus dated August 31, 2017, with respect to the Fund. The purpose of this filing is to submit the 497(e) filing dated December 12, 2017 in XBRL for the Fund.

If you have any questions or further comments, please contact the undersigned at (720) 917-0785.

Very truly yours,

/s/ Karen Gilomen

Karen Gilomen
Secretary of Financial Investors Trust

cc: Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP